                        MFS(R) CAPITAL OPPORTUNITIES FUND
                              MFS(R) UTILITIES FUND
                             MFS(R) HIGH INCOME FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND

                      Supplement to the Current Prospectus


         During the period from September 1, 1998, through November 30, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Advest, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Advest, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.


               The date of this Supplement is September 1, 1998.

                        MFS(R) CAPITAL OPPORTUNITIES FUND
                              MFS(R) UTILITIES FUND
                             MFS(R) HIGH INCOME FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1998 through November 30, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Citicorp Investment Services, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Citicorp Investment Services, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



               The date of this Supplement is September 1, 1998.

                        MFS(R) CAPITAL OPPORTUNITIES FUND
                              MFS(R) UTILITIES FUND
                             MFS(R) HIGH INCOME FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND

                      Supplement to the Current Prospectus



         During the period from September 1, 1998 through November 30, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Cuna Brokerage Services, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Cuna Brokerage Services, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



               The date of this Supplement is September 1, 1998.

                        MFS(R) CAPITAL OPPORTUNITIES FUND
                              MFS(R) UTILITIES FUND
                             MFS(R) HIGH INCOME FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1998, through November 30, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay A. G. Edwards & Sons, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay A. G. Edwards & Sons, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



               The date of this Supplement is September 1, 1998.

                        MFS(R) CAPITAL OPPORTUNITIES FUND
                              MFS(R) UTILITIES FUND
                             MFS(R) HIGH INCOME FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND

                      Supplement to the Current Prospectus



         During the period from September 1, 1998, through November 30, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Everen Securities, Inc.100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Everen Securities, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



               The date of this Supplement is September 1, 1998.

                        MFS(R) CAPITAL OPPORTUNITIES FUND
                              MFS(R) UTILITIES FUND
                             MFS(R) HIGH INCOME FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND

                      Supplement to the Current Prospectus



         During the period from September 1, 1998, through November 30, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay EQ Financial Consultants, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay EQ Financial Consultants, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



               The date of this Supplement is September 1, 1998.

                        MFS(R) CAPITAL OPPORTUNITIES FUND
                              MFS(R) UTILITIES FUND
                             MFS(R) HIGH INCOME FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND

                      Supplement to the Current Prospectus


         During the period from September 1, 1998 through November 30, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Invest Financial Corporation, Investment Centers of America and AmeriStar Capital Markets, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Invest Financial Corporation, Investment Centers of America and AmeriStar Capital Markets, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.


               The date of this Supplement is September 1, 1998.

                         MFS(R) CAPITAL OPPORTUNITIES FUND
                              MFS(R) UTILITIES FUND
                             MFS(R) HIGH INCOME FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1998, through November 30, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Linsco/Private Ledger Corp. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Linsco/Private Ledger Corp. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



               The date of this Supplement is September 1, 1998.

                        MFS(R) CAPITAL OPPORTUNITIES FUND
                              MFS(R) UTILITIES FUND
                             MFS(R) HIGH INCOME FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND

                      Supplement to the Current Prospectus



         During the period from September 1, 1998, through November 30, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Locust Securities, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Locust Securities, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



               The date of this Supplement is September 1, 1998.

                        MFS(R) CAPITAL OPPORTUNITIES FUND
                              MFS(R) UTILITIES FUND
                             MFS(R) HIGH INCOME FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1998, through November 30, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay MML Investors Services, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay MML Investors Services, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



               The date of this Supplement is September 1, 1998.

                        MFS(R) CAPITAL OPPORTUNITIES FUND
                              MFS(R) UTILITIES FUND
                             MFS(R) HIGH INCOME FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND

                      Supplement to the Current Prospectus



         During the period from September 1, 1998 through November 30, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay NatCity Investments, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay NatCity Investments, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



               The date of this Supplement is September 1, 1998.

                     MFS(R) CAPITAL OPPORTUNITIES FUND
                              MFS(R) UTILITIES FUND
                             MFS(R) HIGH INCOME FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1998, through November 30, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Nathan & Lewis Securities, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Nathan & Lewis Securities, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



               The date of this Supplement is September 1, 1998.

                        MFS(R) CAPITAL OPPORTUNITIES FUND
                              MFS(R) UTILITIES FUND
                             MFS(R) HIGH INCOME FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND

                      Supplement to the Current Prospectus



         During the period from September 1, 1998, through November 30, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Piper Jaffray Inc.100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Piper Jaffray Inc.an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



               The date of this Supplement is September 1, 1998.

                       MFS(R) CAPITAL OPPORTUNITIES FUND
                              MFS(R) UTILITIES FUND
                             MFS(R) HIGH INCOME FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND

                      Supplement to the Current Prospectus


         During the period from September 1, 1998, through November 30, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Securities America, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Securities America, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.


               The date of this Supplement is September 1, 1998.

                        MFS(R) CAPITAL OPPORTUNITIES FUND
                              MFS(R) UTILITIES FUND
                             MFS(R) HIGH INCOME FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND

                      Supplement to the Current Prospectus



         During the period from September 1, 1998, through November 30, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Vestax Securities Corp. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Vestax Securities Corp. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



               The date of this Supplement is September 1, 1998.

                       MFS(R) CAPITAL OPPORTUNITIES FUND
                              MFS(R) UTILITIES FUND
                             MFS(R) HIGH INCOME FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND


                      Supplement to the Current Prospectus



         During the period from September 1, 1998 through November 30, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Wells Fargo Securities, Inc. 100% of the applicable sales charge on sales of Class A shares of the Fund sold by them during the Sales Period. In addition, MFD will pay Wells Fargo Securities, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Fund sold by them during the Sales Period.



               The date of this Supplement is September 1, 1998.